Note 18 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net earnings attributable to Company	$ 161,725	$ 65,543
After-tax interest on Convertible Notes	0	(119)
Adjusted numerator under the "If-Converted" Method	$ 161,725	$ 65,424
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	284,583	307,987
Conversion of Convertible Notes (in shares)	0	285,911